Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2025
Share-based payment arrangements [Abstract]
Explanation of Effect of Share-based Payments on Entity's Profit or Loss	The total cost relating to employee share-based payments is made up as follows:

	SA Rand
Figures in million	2025	2024	2023
Katleho ya Moruo ESOP	456	112	—
Management DSP	256	132	114
Total share-based payments	712	244	114

Disclosure of Terms and Conditions of Share-based Payment Arrangement	The shares were issued to the Harmony ESOP Trust (the Trust) on 4 April 2024. Each beneficiary under the scheme is awarded
360 Participation Units (PU) from 1 July 2024 if they qualified for the scheme upon its formation or within six months of the formation thereof. Thereafter, qualifying employees will be awarded PU on a pro-rata basis in line with the scheme rules.
Participation Unit refers to the vested rights of a beneficiary to an equal number of Harmony shares held by the Trust. The PU will vest after a service period of five years commencing on 4 April 2024. The only performance criteria is that the participant is still employed within the group at time of vesting. The Katleho ya Moruo ESOP is equity-settled.
Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions:

▪Fault	All unvested and unexercised PU are lapsed and cancelled
▪No fault	Accelerated vesting occurs and all unvested and unexercised PU are settled in accordance with the rules of the plan.

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options	Activity on share options

Number of DS
Activity on DS granted but not exercised	2025	2024
Balance at beginning of year	5 012 332	5 085 520
Options granted	1 984 084	1 993 119
Options exercised	(2 014 976)	(1 765 592)
Options forfeited and lapsed	(71 484)	(300 715)
Balance at end of year	4 909 956	5 012 332

List of options granted but not yet exercised (listed by grant date)	Number of options	Remaining life (years)
As at 30 June 2025
Deferred shares
18 September 2019 – 5 years	63 863	—
18 September 2020 – 5 years	141 001	0.2
20 September 2021 – 5 years	481 971	1.2
19 September 2022 – 3 years	499 382	0.2
19 September 2022 – 5 years	439 580	2.2
18 September 2023 – 3 years	925 576	1.2
18 September 2023 – 5 years	395 002	3.2
18 September 2024 – 3 years	1 523 914	2.2
18 September 2024 – 5 years	439 667	4.2
Total options granted but not yet exercised	4 909 956
34Share-based payments continued
Employee share-based payments continued
Options granted under the Management Deferred Share Plan continued
Activity on share options continued

	2025	2024
18 September 2019 – 5 years
Gain realised by participants on options exercised during the year (R million)	7	3
Weighted average share price at the date of exercise (SA Rand)	180.19	90.60
Remaining life (years)	—	0.2
18 September 2020 – 3 years
Gain realised by participants on options exercised during the year (R million)	—	23
Weighted average share price at the date of exercise (SA Rand)	—	85.46
Remaining life (years)	—	—
18 September 2020 – 5 years
Gain realised by participants on options exercised during the year (R million)	9	4
Weighted average share price at the date of exercise (SA Rand)	179.30	90.60
Remaining life (years)	0.2	1.2
20 September 2021 – 3 years
Gain realised by participants on options exercised during the year (R million)	121	62
Weighted average share price at the date of exercise (SA Rand)	175.17	85.00
Remaining life (years)	—	0.2
20 September 2021 – 5 years
Gain realised by participants on options exercised during the year (R million)	22	9
Weighted average share price at the date of exercise (SA Rand)	179.01	90.60
Remaining life (years)	1.2	2.2
19 September 2022 – 3 years
Gain realised by participants on options exercised during the year (R million)	88	43
Weighted average share price at the date of exercise (SA Rand)	177.44	82.20
Remaining life (years)	0.2	1.2
19 September 2022 – 5 years
Gain realised by participants on options exercised during the year (R million)	16	7
Weighted average share price at the date of exercise (SA Rand)	180.25	93.32
Remaining life (years)	2.2	3.2
18 September 2023 – 3 years
Gain realised by participants on options exercised during the year (R million)	83	—
Weighted average share price at the date of exercise (SA Rand)	175.18	—
Remaining life (years)	1.2	—
18 September 2023 – 5 years
Gain realised by participants on options exercised during the year (R million)	10	—
Weighted average share price at the date of exercise (SA Rand)	179.26	—
Remaining life (years)	3.2	—
34Share-based payments continued
Employee share-based payments continued
Activity on share options

Number of PU
Activity on PU granted but not exercised	2025	2024
Balance at beginning of year	—	—
Options granted	11 851 218	—
Options exercised	(483 342)	—
Options forfeited and lapsed	(219 276)	—
Balance at end of year	11 148 600	—

	2025	2024
Gain realised by participants on options exercised during the year (R million)	100	—
Weighted average share price at the date of exercise (SA Rand)	207.46	—
Remaining life (years)	3.8	—